Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
2026		$ 61,880
2027	19,517	20,627
Total lease payments	19,517	82,507
Less: imputed interest	(67)	(968)
Total	$ 19,450	$ 81,539